UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-10561
                                                    ---------------

                          DB Hedge Strategies Fund LLC
              -----------------------------------------------------
               (Exact name of registrant as specified in charter)

                               25 Deforest Avenue
                                Summit, NJ 07901
              -----------------------------------------------------
               (Address of principal executive offices) (Zip code)

                     John H. Kim, Director & Senior Counsel
                            Deutsche Asset Management
                               25 Deforest Avenue
                                Summit, NJ 07901
              -----------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 908-608-3160
                                                           -------------

                        Date of fiscal year end: March 31
                                                ---------

                  Date of reporting period: September 30, 2004
                                           -------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.



                          DB HEDGE STRATEGIES FUND LLC

                        FINANCIAL STATEMENTS (UNAUDITED)


                   For the six months ended September 30, 2004

                          DB Hedge Strategies Fund LLC

                        Financial Statements (unaudited)

                   For the six months ended September 30, 2004



                                    CONTENTS

Statement of Assets, Liabilities and Members' Capital......................    1
Schedule of Investments....................................................    2
Statement of Operations....................................................    3
Statements of Changes in Members' Capital..................................    4
Statement of Cash Flows....................................................    5
Financial Highlights.......................................................    6
Notes to Financial Statements..............................................    8

                                     DB Hedge Strategies Fund LLC

                        Statement of Assets, Liabilities and Members' Capital
                                             (unaudited)
                                          September 30, 2004

ASSETS
Investments in investment funds, at net asset value (cost $60,821,713)                   $ 63,372,328
Cash and cash equivalents                                                                   6,671,073
Receivable for investments sold                                                             3,431,341
Prepaid expenses                                                                               63,965
Interest receivable                                                                             4,605
                                                                                        --------------
         TOTAL ASSETS                                                                      73,543,312
                                                                                        --------------

LIABILITIES
Redemptions payable                                                                         2,481,307
Subscriptions received in advance                                                             432,700
Management fee payable                                                                        360,141
Administration fee payable                                                                    294,714
Professional fees payable                                                                     196,329
Other accrued expenses                                                                        138,742
                                                                                        --------------
         TOTAL LIABILITIES                                                                  3,903,933
                                                                                        --------------

MEMBERS' CAPITAL                                                                         $ 69,639,379
                                                                                        ==============

MEMBERS' CAPITAL
Represented by:
Units (150,000 units authorized; 63,344.56 units outstanding)                            $ 68,054,918
Accumulated net realized gain                                                               1,103,665
Accumulated net investment loss                                                            (2,069,819)
Net unrealized appreciation on investments                                                  2,550,615
                                                                                        --------------
         MEMBERS' CAPITAL                                                                $ 69,639,379
                                                                                        ==============


NET ASSET VALUE PER UNIT                                                                 $   1,099.37
                                                                                        ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                DB Hedge Strategies Fund LLC

                                                   Schedule of Investments
                                                         (unaudited)
                                                     September 30, 2004

                                                                                                                    % OF
                                                                                                                   MEMBERS'
STRATEGY                 INVESTMENT FUND                                        COST            FAIR VALUE         CAPITAL
--------                 ---------------                                        ----            ----------         -------
Event Driven             Avenue Asia Investments, L.P.                      $  2,000,000       $  2,649,667         3.8%
                         Bedford Falls Investors, L.P.                         2,250,000          2,444,767         3.5%
                         Brencourt Arbitrage, L.P.                             3,750,000          3,850,274         5.5%
                         Feingold O'Keefe Capital I, L.P.                      3,250,000          3,472,514         5.0%
                         Special K Capital II, L.P.                            4,250,000          4,510,984         6.5%
                         Strategic Value Restructuring Fund, L.P.              1,000,000          1,013,799         1.5%
                         Taconic Capital Partners 1.5, L.P.                    2,071,713          2,309,371         3.3%
                                                                           -------------------------------------------------
Total Event Driven                                                            18,571,713         20,251,376        29.1%
                                                                           -------------------------------------------------

Global Macro             Vega Select Opportunities Fund Limited                1,750,000          2,145,644         3.1%
                                                                           -------------------------------------------------

Long/Short Equity        Argus Healthcare Partners, L.P.                       1,500,000          1,546,967         2.2%
                         Elm Ridge Capital Partners, L.P.                      2,500,000          2,962,227         4.3%
                         Endeavour Capital Partners L.P.                       1,750,000          1,992,397         2.9%
                         Galante Partners, L.P.                                4,000,000          3,595,195         5.2%
                         Japan Long Short Cayman Partners, L.P.                5,500,000          4,811,354         6.9%
                         Neon Liberty Emerging Markets
                               Fund, L.P.                                      4,000,000          3,862,167         5.5%
                         Seligman Tech Spectrum Fund, L.L.C.                   2,750,000          2,851,790         4.1%
                         Theorema Europe Fund, Ltd.                            3,500,000          3,759,659         5.4%
                                                                           -------------------------------------------------
Total Long/Short Equity                                                       25,500,000         25,381,756        36.5%
                                                                           -------------------------------------------------

Relative Value           Alta Partners, L.P.                                   2,000,000          2,382,179         3.4%
                         Amaranth Partners L.L.C.                              4,750,000          5,303,751         7.6%
                         Aristeia Partners, L.P.                               3,250,000          3,406,218         4.9%
                         Ascend Partners Leveraged Fund, L.P.                  1,000,000            998,075         1.4%
                         Safe Harbor Fund, L.P.                                1,000,000            423,442         0.6%
                         Stadia Consumer Fund, L.P.                            3,000,000          3,079,887         4.4%
                                                                           -------------------------------------------------
Total Relative Value                                                          15,000,000         15,593,552        22.3%
                                                                           -------------------------------------------------
                              Total                                         $ 60,821,713         63,372,328        91.0%
                                                                           =============

                         Other Assets, less Liabilities                                           6,267,051         9.0%
                                                                                              ------------------------------

                         Members' Capital                                                      $ 69,639,379       100.0%
                                                                                              ==============================

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                          DB Hedge Strategies Fund LLC

                                             Statement of Operations
                                                   (unaudited)
                                   For the six months ended September 30, 2004

INVESTMENT INCOME
   Interest                                                                                        $      9,851
                                                                                                  --------------

EXPENSES
   Management fees                                                         $    658,090
   Administration fees                                                          168,741
   Professional fees                                                            128,000
   Insurance fees                                                                64,766
   Printing fees                                                                 29,500
   Registration fees                                                             26,900
   Board of Directors fees and expenses                                          26,000
   Investor services fees                                                        24,167
   Custodian fees                                                                 9,148
   Other expenses                                                                   250
                                                                          --------------
       Total expenses                                                         1,135,562

   Management fees waived by Adviser                                           (391,909)
       Net expenses                                                                                     743,653

       NET INVESTMENT LOSS                                                                             (733,802)
                                                                                                  --------------

LOSS FROM INVESTMENT FUND TRANSACTIONS
       Net realized loss from investment funds redeemed                        (312,294)
       Change in net unrealized depreciation on investment funds             (1,325,998)
                                                                          --------------
NET LOSS FROM INVESTMENT FUND TRANSACTIONS                                                           (1,638,292)
                                                                                                  --------------

       NET DECREASE IN MEMBERS' CAPITAL FROM OPERATIONS                                            $ (2,372,094)
                                                                                                  ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                DB Hedge Strategies Fund LLC

                                          Statements of Changes in Members' Capital
                                                         (unaudited)

                                                                                     SIX MONTHS ENDED           YEAR ENDED
                                                                                    SEPTEMBER 30, 2004        MARCH 31, 2004
                                                                                    ------------------        --------------
 FROM INVESTMENT ACTIVITIES
   Net investment loss                                                                 $   (733,802)           $   (930,814)
   Net realized gains/(losses) from investment funds redeemed                              (312,294)              1,454,919
   Change in net unrealized appreciation/(depreciation) on
       investment funds                                                                  (1,325,998)              3,189,919
                                                                                      --------------          --------------
       NET INCREASE/(DECREASE) IN MEMBERS' CAPITAL DERIVED FROM
           OPERATIONS                                                                    (2,372,094)              3,714,024

 FROM MEMBERS' CAPITAL TRANSACTIONS
   Subscriptions (units purchased 15,539.05 and 25,212.17,
       respectively)                                                                     17,406,778              27,621,547
   Redemptions (units redeemed 2,631.85 and 505.26, respectively)                        (2,898,036)               (575,385)
                                                                                      --------------          --------------

       NET CHANGE IN MEMBERS' CAPITAL FROM CAPITAL TRANSACTIONS                          14,508,742              27,046,162
                                                                                      --------------          --------------

       NET CHANGE IN MEMBERS' CAPITAL                                                    12,136,648              30,760,186

 Members' capital at beginning of period                                                 57,502,731              26,742,545
                                                                                      --------------          --------------

 Members' capital at end of period                                                     $ 69,639,379            $ 57,502,731
                                                                                      ==============          ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                              DB Hedge Strategies Fund LLC

                                Statement of Cash Flows
                                      (unaudited)
                      For the six months ended September 30, 2004

CASH FLOWS FROM OPERATING ACTIVITIES
   Net decrease in members' capital from operations                        $ (2,372,094)
   Adjustments to reconcile net increase in members' capital from operations to net cash used in operating activities:
       Purchases of investment funds                                        (21,250,000)
       Sales of investment funds                                              7,937,705
       Net gain from investment funds redeemed                                  312,294
       Change in net unrealized appreciation on investment funds              1,325,998
       Decrease in investment funds paid in advance                           9,750,000
       Increase in receivable for investment funds sold                      (3,431,341)
       Decrease in other receivables                                            107,385
       Increase in prepaid expenses                                             (46,327)
       Increase in interest receivable                                           (3,237)
       Increase in professional fees payable                                     50,819
       Increase in management fee payable                                       266,181
       Increase in administration fees payable                                  168,741
       Increase in custodian fees payable                                         2,981
       Increase in other accrued expenses                                        82,475
                                                                           ------------

         NET CASH USED IN OPERATING ACTIVITIES                               (7,098,420)
                                                                           ------------

CASH FLOWS FROM FINANCING ACTIVITIES
   Subscriptions                                                             14,477,893
   Redemptions                                                                 (936,251)
                                                                           ------------

         NET CASH PROVIDED BY FINANCING ACTIVITIES                           13,541,642
                                                                           ------------

NET INCREASE IN CASH                                                          6,443,222

Cash and cash equivalents at beginning of period                                227,851
                                                                           ------------

Cash and cash equivalents at end of period                                 $  6,671,073
                                                                           ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                  DB Hedge Strategies Fund LLC

                                                      Financial Highlights
                                                           (unaudited)

                                                                                                            PERIOD FROM JUNE 28,
                                                                                                           2003 (COMMENCEMENT OF
                                                              SIX MONTHS ENDED          YEAR ENDED          OPERATIONS) THROUGH
                                                             SEPTEMBER 30, 2004       MARCH 31, 2004           MARCH 31, 2003
                                                             ------------------       --------------       ---------------------
     PER UNIT OPERATING PERFORMANCE:

     Net asset value, beginning of period                         $1,140.08              $1,039.33                 $1,030.83

     Income (loss) from investment operations:

         Net investment loss**                                       (12.11)                (24.16)                   (16.36)

         Net realized gain/(loss) and unrealized
         appreciation/(depreciation) on investment fund
         transactions                                                (28.60)                124.91                     24.86
                                                                 -----------            -----------               -----------

     Total from investment operations                                (40.71)                100.75                      8.50
                                                                 -----------            -----------               -----------


     Net asset value, end of period                               $1,099.37              $1,140.08                 $1,039.33
                                                                 ===========            ===========               ===========

*   On October 1, 2002, the net asset value per Unit was recast to $1,000.00 from $970.09. At that date, for every Unit owned, the Member holdings was reduced to .97009 Units. The above beginning of period net asset value is the equivalent price given the revised number of Units.

**  Based on average outstanding units during the period.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                   DB Hedge Strategies Fund LLC

                                                 Financial Highlights (continued)
                                                           (unaudited)

RATIOS AND OTHER FINANCIAL HIGHLIGHTS

                                                                                                             PERIOD FROM JUNE 28,
                                                                                                              2003 (COMMENCEMENT
THE FOLLOWING REPRESENTS THE RATIOS TO AVERAGE NET                                                              OF OPERATIONS)
ASSETS AND OTHER FINANCIAL HIGHLIGHTS INFORMATION      SIX MONTHS ENDED                 YEAR ENDED                  THROUGH
FOR THE PERIOD SEPTEMBER 30, 2004 (UNAUDITED):        SEPTEMBER 30, 2004              MARCH 31, 2004            MARCH 31, 2003
                                                      ------------------              --------------         --------------------
     Ratios to average net assets:

         Net investment loss (a) (b)                         (2.19%)                       (2.18%)                   (2.14%)
         Net expenses (a) (b) (c)                             2.20%                         2.20%                     2.20%

     Total return                                           (3.57)%                         9.69%                     0.82%

     Portfolio turnover rate                                    13%                           24%                       25%
     Members' capital, end of period (thousands)            $69,639                       $57,503                   $26,743

(a)  Annualized for periods of less than one year.
(b)  The Adviser waived  $391,909 of fees for the six month period ended  September 30, 2004. The net investment loss ratio would have been 2.33%  greater and the total  expenses  ratio would have been 2.33%  greater had these fees not been waived by the
     Adviser.  The Adviser  waived  $606,150 and $728,932 of fees and expenses for the periods ended March 31, 2004 and March 31,
     2003, respectively. The net investment loss ratio would have been 1.42% and 3.85% greater and the total expenses ratio would have been 1.42% and 3.85%  greater on an  annualized  basis had these fees and  expenses not been  waived/reimbursed  by the
     Adviser, respectively.
(c)  Expense ratios for the underlying Investment Funds are not included in the expense ratio.

The above ratios and total returns are calculated for all Members taken as a whole. An individual investor's return may vary from these returns based on the timing of capital contributions


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

DB HEDGE STRATEGIES FUND LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION

DB Hedge Strategies Fund LLC (the "Fund") was organized as a Delaware limited liability company on October 23, 2001. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Fund's units (the "Units") are registered under the Securities Act of 1933, as amended (the "1933 Act"), but are subject to substantial limits on transferability and resale. The Fund's investment objective is to seek attractive risk-adjusted rates of return. The Fund seeks to achieve its objective by investing substantially all of its assets in the securities of privately placed investment vehicles, typically referred to as hedge funds ("Investment Funds"), that pursue a variety of "absolute return" investment strategies. The Investment Funds in which the Fund invests may pursue various investment strategies and are subject to special risks. The Fund commenced operations on June 28, 2002.

The Fund's Board of Directors (the "Board") has overall responsibility to manage and control the business operations of the Fund on behalf of the members (the "Members"). At least a majority of the board are and will be persons who are not "interested persons" (as defined in the 1940 Act) with respect to the Fund.

DB Investment Managers, Inc. (the "Adviser") serves as the investment adviser of the Fund subject to the ultimate supervision of and subject to any policies established by the Board, pursuant to the terms of an investment management agreement with the Fund (the "Investment Management Agreement"). Pursuant to the Investment Management Agreement, the Adviser provides the Fund with ongoing investment guidance, policy direction, and monitoring of the Fund. The Adviser is an indirect wholly owned subsidiary of Deutsche Bank AG ("Deutsche Bank"), an international commercial and investment banking group, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended ("Advisers Act"). At September 30, 2004, Deutsche Asset Management, Inc. (an affiliate of the Adviser) had a capital balance in the Fund of $26,662,234.

Generally, initial and additional applications for interests by eligible investors may be accepted at such times as the Fund may determine. The Fund reserves the right to reject any applications for interests in the Fund. The Fund from time to time may offer to repurchase Units. These repurchases will be made at such times and on such terms as may be determined by the Board, in its complete and absolute discretion. A Member's interest in the Fund can only be transferred or assigned with the written consent of the Board, which may be withheld in its sole discretion.

DB HEDGE STRATEGIES FUND LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

2.  SIGNIFICANT ACCOUNTING POLICIES

A.  PORTFOLIO VALUATION

The net asset value of the Fund is determined by or at the direction of the Adviser as of the last business day of each month within 10 business days of the last day of the month in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board.

The net asset value per Unit of the Fund equals the net asset value of the Fund divided by the number of outstanding Units. The Fund's investments in the Investment Funds are considered to be illiquid and can only be redeemed periodically. The Board has approved procedures pursuant to which the Fund values its investments in Investment Funds at fair value. In accordance with these procedures, fair value as of each month-end ordinarily is the value determined as of such month-end for each Investment Fund in accordance with the Investment Fund's valuation policies and reported at the time of the Fund's valuation. As a general matter, the fair value of the Fund's interest in an Investment Fund represents the amount that the Fund could reasonably expect to receive from an Investment Fund if the Fund's interest were redeemed at the time of the valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. In the event that an Investment Fund does not report a month-end value to the Fund on a timely basis, the Fund would determine the fair value of such Investment Fund based on the most recent value reported by the Investment Fund, as well any other relevant information available at the time the Fund values its portfolio. The values assigned to these investments are based on available information and do not necessarily represent amounts that might ultimately be realized, as such amounts depend on future circumstances and cannot reasonably be determined until the individual investments are actually liquidated.

Distributions received, whether in the form of cash or securities, are applied as a reduction of the investment's cost, unless information available at the time of distribution provides for a different treatment.

B.  INCOME RECOGNITION AND SECURITY TRANSACTIONS

Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from Investment Fund transactions are calculated on the identified cost basis. Investments are recorded on the effective date of the subscription in the Investment Fund.

DB HEDGE STRATEGIES FUND LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

C.  FUND COSTS

The Fund bears all expenses incurred in its business other than those that the Adviser assumes. The expenses of the Fund include, but are not limited to, the following: all costs and expenses related to investment transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value; costs of insurance; registration expenses; due diligence, including travel and related expenses; expenses of meetings of the Board and Members; all costs with respect to communications to Members; and other types of expenses as may be approved from time to time by the Board.

No provision for organizational or offering costs has been made, as the Adviser has committed to paying these costs directly.

D.  INCOME TAXES

The Fund intends to operate and has elected to be treated as a partnership for Federal tax purposes. Accordingly, no provision for the payment of Federal, state or local income taxes has been provided. Each Member is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss.

E.  CASH AND CASH EQUIVALENTS

Cash and cash equivalents consist of monies on deposit at PNC Bank, N.A. The Fund treats all financial instruments that mature within three months as cash equivalents.

F.  USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

DB HEDGE STRATEGIES FUND LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

3.  MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER

The Adviser provides certain management and administration services to the Fund, including, among other things, providing office space and other support services. In consideration for such management services, the Fund pays the Adviser a monthly management fee (the "Management Fee") at an annual rate of 1.95% of the Fund's month end net assets, including assets attributable to the Adviser (or its affiliates) and before giving effect to any repurchases by the Fund. The management fee accrues monthly and is payable at the end of each quarter. Management fees for the period were $658,090, of which $360,141 was payable at September 30, 2004.

The Fund pays the Adviser an administrative servicing fee at the annual rate of ..50% of the Fund's month end net assets, including assets attributable to the Adviser (or its affiliates) and before giving effect to any repurchases by the Fund. Administration fees for the period were $168,741, of which $294,714 was payable at September 30, 2004.

The Adviser has contractually agreed to extend the waiver of its fees and/or reimburse the Fund's expenses to the extent necessary so that the Fund's annualized expenses do not exceed 2.20% ("Expense Limitation Agreement") during the period through September 30, 2004. For the period from April 1, 2004 to September 30, 2004, the Adviser waived management fees of $391,909.

In accordance with the terms of the administration agreement ("Administration Agreement") and with the approval of the Fund's Board, the Adviser has engaged PFPC, Inc. (an affiliate of PNC Bank, N.A.) ("PFPC") to serve as the Fund's sub-administrator pursuant to the sub-administration agreement between PFPC and the Adviser ("Sub-Administration Agreement"). Under the Sub-Administration Agreement, PFPC provides administrative and accounting services to the Administrator. As compensation for these services, the Adviser pays PFPC a fee or fees as may be agreed to in writing by the Adviser and PFPC at no additional cost to the Fund.

The Fund has entered into an investor services agreement with PFPC, whereby PFPC provides investor services and transfer agency functions for the Fund. As compensation for services set forth herein that are rendered by PFPC during the term of this Agreement, the Fund pays PFPC a fee for services rendered.

DB HEDGE STRATEGIES FUND LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

3.  MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

The Adviser has also retained one of its affiliates, Investment Company Capital Corporation ("ICCC"), to provide sub-administration services pursuant to the Board services agreement. Under this agreement, ICCC, among other things: drafts Board agendas and resolutions; prepares Board materials; communicates with the Directors; and drafts Board-meeting minutes. For the services performed by ICCC pursuant to this Agreement, the Adviser compensates ICCC at no additional expense to the Fund.

Each Board member who is not an employee of the Adviser, or one of its affiliates, receives an annual retainer of $8,000 plus a fee for each meeting attended. The chairman of the audit committee also receives an additional annual fee of $2,000. These Board members are also reimbursed by the Fund for all reasonable out of pocket expenses. Total amounts incurred related to Board members meetings by the Fund for the period ended September 30, 2004 were $26,000.

PFPC Trust Company (also an affiliate of PNC Bank, N.A.) serves as custodian of the Fund's assets and provides custodial services to the Fund.

Under the terms of an investor servicing agreement (the " Underwriting Agreement") between the Fund and Scudder Distributors, Inc. (the "Distributor"), the Distributor is authorized to retain brokers, dealers and certain financial advisers ("Investor Service Providers") to provide ongoing investor services and account maintenance services to Members that are their customers. The Distributor bears all of its expenses of providing distribution services as described under the Underwriting Agreement.

4.  SECURITY TRANSACTIONS

As of September 30, 2004, the Fund had investments in Investment Funds, none of which were related parties. Aggregate purchases of Investment Funds amounted to $21,250,000 and aggregate sales of Investment Funds amounted to $7,937,705 for the period ended September 30, 2004.

At September 30, 2004, the estimated cost of investments for Federal income tax purposes was $60,750,000. As of that date, net unrealized appreciation on investments was estimated to be $2,622,328, made up of gross unrealized appreciation on investments of $4,432,095 and gross unrealized depreciation on investments of $1,809,767.

DB HEDGE STRATEGIES FUND LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

5.  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, and interest rate, credit default and total return equity swaps contracts. The Fund's risk of loss in these Investment Funds is limited to the value of these investments reported by the Fund. The Fund itself does not invest in securities with off-balance sheet risk.

6.  CONCENTRATION OF RISK

The Fund invests primarily in Investment Funds that are not registered under the 1940 Act and invest in and actively trade securities and other financial instruments using different strategies and investment techniques, including leverage, that may involve significant risks. These Investment Funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Investment Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility of the Investment Funds' net asset value.

Various risks are also associated with an investment in the Fund, including risks relating to the multi-manager structure of the Fund, risks relating to compensation arrangements and risks relating to the limited liquidity of the Units.

7.  GUARANTOR OBLIGATIONS AND INDEMNIFICATIONS

In November 2002, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 45, GUARANTOR'S ACCOUNTING AND DISCLOSURE REQUIREMENTS FOR GUARANTEES, INCLUDING INDIRECT GUARANTEES OF INDEBTEDNESS OF OTHERS, AN INTERPRETATION OF FASB STATEMENTS NO. 5, 57, AND 107 AND RESCISSION OF FASB
INTERPRETATION NO. 34 ("FIN 45"). FIN 45 requires certain disclosure that improves the transparency of the financial statement information about a guarantor's obligations and liquidity risks related to guarantees issued. In the normal course of business, the Fund enters into contracts that contain a variety of warranties and representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

8.  SUBSEQUENT EVENTS

The Fund received contributions from unaffiliated Members totaling $432,700 on September 30, 2004, which became effective on October 1, 2004. This amount is reflected as subscriptions received in advance on the statement of assets, liabilities and members' capital.

DB HEDGE STRATEGIES FUND LLC
DIRECTORS AND OFFICERS BIOGRAPHICAL DATA (UNAUDITED)
--------------------------------------------------------------------------------


The business of the Fund is managed under the direction of the Board. Subject to the provisions of the Operating Agreement and Delaware law, the Directors have all powers necessary and convenient to carry out this responsibility. The Directors and officers of the Fund, their addresses, their ages and descriptions of their principal occupations during the past five years are listed below.

----------------------------------------------------------------------------------------------------------------------------------
                                                                                              NUMBER OF
                                                         TERM OF                             PORTFOLIOS
                                                       OFFICE(i)          PRINCIPAL            IN FUND
                                         POSITION(S)   AND LENGTH    OCCUPATION(S) DURING      COMPLEX
                                          HELD WITH      OF TIME           THE PAST          OVERSEEN BY    OTHER DIRECTORSHIPS
        NAME, ADDRESS, AND AGE              FUND         SERVED            5 YEARS            DIRECTOR        HELD BY DIRECTOR
----------------------------------------------------------------------------------------------------------------------------------

INDEPENDENT DIRECTORS
----------------------------------------------------------------------------------------------------------------------------------

Nolan T. Altman (ii)                      Director     Since        Director           and        3        Director,        State
c/o DB Hedge Strategies Fund LLC                       inception    President,         NTA                 University    of   New
25 DeForest Ave.                                                    Consulting  (financial                 York at  Albany  (1998
Summit, New Jersey  07901                                           services   consulting)                 to           present);
(9/18/55)                                                           (2001   to   present).                 Archimedes    Offshore
                                                                    Formerly,        Chief                 Ltd.  (offshore  fund)
                                                                    Financial     Officer,                 (2001   to   present).
                                                                    Tiger       Management                 Director,      Phinity
                                                                    (investment    adviser                 Offshore  Fund,  Ltd.,
                                                                    to hedge  funds) (1993                 Tiger  Asia   Overseas
                                                                    to 2001).                              Fund,  Ltd.   Offshore
                                                                                                           Fund      (2003     to
                                                                                                           present).
----------------------------------------------------------------------------------------------------------------------------------

     -------------------------------
     (1)    Each  Director  serves  for the  duration  of the Fund,  or until his  death,  resignation,  termination,  removal  or retirement.

     (ii)   Since March 2003, Messrs.  Altman and Citron have served as members of the Conflicts Advisory Board of certain private investment funds managed by DBIM or its affiliates.  This Conflicts  Advisory Board meets on an intermittent  basis to evaluate whether specific  transactions  involving the private investment funds raise conflicts of interest with DBIM, its affiliates, or accounts managed by DBIM or its affiliates.

DB HEDGE STRATEGIES FUND LLC
DIRECTORS AND OFFICERS BIOGRAPHICAL DATA (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                                                                                              NUMBER OF
                                                         TERM OF                             PORTFOLIOS
                                                       OFFICE(i)          PRINCIPAL            IN FUND
                                         POSITION(S)   AND LENGTH    OCCUPATION(S) DURING      COMPLEX
                                          HELD WITH      OF TIME           THE PAST          OVERSEEN BY    OTHER DIRECTORSHIPS
        NAME, ADDRESS, AND AGE              FUND         SERVED            5 YEARS            DIRECTOR        HELD BY DIRECTOR
----------------------------------------------------------------------------------------------------------------------------------

INDEPENDENT DIRECTORS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------------
Louis S. Citron (ii)                       Director    Since        General   Counsel,   New       3        None.
c/o DB Hedge Strategies Fund LLC                       Inception    Enterprise    Associates
25 DeForest Ave.                                                    (venture  capital  firm)
Summit, New Jersey  07901                                           (2001    to    present).
(1/31/65)                                                           Formerly,        General
                                                                    Counsel  and Senior Vice
                                                                    President,    the    ING
                                                                    mutual  funds  (1998  to
                                                                    2000);  Vice  President,
                                                                    ING     Mutual     Funds
                                                                    Management    Co.    LLC
                                                                    (registered   investment
                                                                    adviser) (1998 to 2000);
                                                                    Vice   President,    ING
                                                                    Funds Distributors, Inc.
                                                                    (principal   underwriter
                                                                    for   the   ING   mutual
                                                                    funds)  (1998 to  2000);
                                                                    Vice   President,    ING
                                                                    Funds  Services  Co. LLC
                                                                    (administrator   to  the
                                                                    ING mutual  funds) (1998
                                                                    to 2000).
----------------------------------------------------------------------------------------------------------------------------------

DB HEDGE STRATEGIES FUND LLC
DIRECTORS AND OFFICERS BIOGRAPHICAL DATA (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                                                                                              NUMBER OF
                                                         TERM OF                             PORTFOLIOS
                                                       OFFICE(i)          PRINCIPAL            IN FUND
                                         POSITION(S)   AND LENGTH    OCCUPATION(S) DURING      COMPLEX
                                          HELD WITH      OF TIME           THE PAST          OVERSEEN BY    OTHER DIRECTORSHIPS
        NAME, ADDRESS, AND AGE              FUND         SERVED            5 YEARS            DIRECTOR        HELD BY DIRECTOR
----------------------------------------------------------------------------------------------------------------------------------

INDEPENDENT DIRECTORS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------------
   Edward T. Tokar                         Director      Since        Senior          Managing     3        Director,      Gabelli
   c/o DB Hedge Strategies Fund LLC                      Inception    Director              of              Dividend   and  Income
   25 DeForest Ave.                                                   Investments,      Beacon              Trust     (2003     to
   Summit, New Jersey  07901                                          Trust  Company  (2004 to              present);     Trustee,
   (6/12/47)                                                          present);          Chief              Levco   Series   Trust
                                                                      Executive       Officer,              Mutual     Funds    (2
                                                                      Allied           Capital              portfolios)  (2001  to
                                                                      Management           LLC              present);    Director,
                                                                      (registered   investment              Allied         Capital
                                                                      adviser)     (1998    to              Management  LLC  (1998
                                                                      present);    and    Vice              to           present).
                                                                      President              -              Formerly,     Trustee,
                                                                      Investments,   Honeywell              Scudder MG  Investment
                                                                      International,      Inc.              Trust        (formerly
                                                                      (advanced     technology              Morgan        Grenfell
                                                                      and manufacturer)  (1977              Investment  Trust  (11
                                                                      to present).                          portfolios)  (1994  to
                                                                                                            2002).
----------------------------------------------------------------------------------------------------------------------------------

DB HEDGE STRATEGIES FUND LLC
DIRECTORS AND OFFICERS BIOGRAPHICAL DATA (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                                                                                              NUMBER OF
                                                         TERM OF                             PORTFOLIOS
                                                         OFFICE           PRINCIPAL            IN FUND
                                         POSITION(S)   AND LENGTH    OCCUPATION(S) DURING      COMPLEX
                                          HELD WITH      OF TIME           THE PAST          OVERSEEN BY    OTHER DIRECTORSHIPS
        NAME, ADDRESS, AND AGE              FUND         SERVED            5 YEARS            DIRECTOR        HELD BY DIRECTOR
----------------------------------------------------------------------------------------------------------------------------------

DIRECTORS WHO ARE "INTERESTED PERSONS"(iii)
----------------------------------------------------------------------------------------------------------------------------------
Raymond C. Nolte                        Director       Since        Global     Head     of        3        Topiary  Fund  Ireland
DB Hedge Strategies Fund LLC                           Inception    Funds-of-Funds,     DB                 Plc  (offshore   fund)
25 DeForest Ave.                                                    Absolute        Return                 (1997 to present)  and
Summit, New Jersey  07901                                           Strategies   (1996  to                 Gordian  Knot Ltd.  (a
(6/25/61)                                                           present)    and   Vice                 U.K.        investment
                                                                    President,  DBIM (2002                 advisory  firm)  (2002
                                                                    to           present).                 to present).
                                                                    Formerly,         Vice
                                                                    President,   Associate
                                                                    Vice  President,   and
                                                                    Assistant   Treasurer,
                                                                    Foreign       Exchange
                                                                    Sales and  Trading and
                                                                    International    Fixed
                                                                    Income         groups,
                                                                    Deutsche   Bank  Trust
                                                                    (formerly      Bankers
                                                                    Trust         Company)
                                                                    (financial    services
                                                                    firm) (1983 to 1999).
----------------------------------------------------------------------------------------------------------------------------------

-------------------------
     (iii)  Mr. Nolte is an "interested person" under Section 2(a)(19) of the 1940 Act of the Fund. Mr. Nolte is Managing Director
            of DBIM and Managing Director and Global Head of Funds-of-Funds of DB Absolute Return Strategies.

DB HEDGE STRATEGIES FUND LLC
DIRECTORS AND OFFICERS BIOGRAPHICAL DATA (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

OFFICERS
-----------------------------------------------------------------------------------------------------------------------
   NAME, ADDRESS, AND AGE                POSITIONS HELD WITH FUND         PRINCIPAL OCCUPATION(S) DURING THE LAST FIVE
                                                                                             YEARS
-----------------------------------------------------------------------------------------------------------------------
Julian F. Sluyters                       Chief Executive Officer         Managing  Director,  Deutsche Asset Management
345 Park Avenue                                                          (since   May   2004);   President   and  Chief
New York, New York 10154                                                 Executive  Officer of The Brazil  Fund,  Inc.,
(7/17/45)                                                                The Korea  Fund,  Inc.,  Scudder  Global  High
                                                                         Income Fund,  Inc., and Scudder New Asia Fund,
                                                                         Inc.  (since  May 2004);  President  and Chief
                                                                         Executive Officer,  UBS Fund Services (2001 to
                                                                         2003);    Chief     Administrative     Officer
                                                                         (1998-2001)  and  Senior  Vice  President  and
                                                                         Director  of Mutual Fund  Operations  (1991 to
                                                                         1998), UBS Global Asset Management.
-----------------------------------------------------------------------------------------------------------------------
Natalie Birrell                          President                       Chief   Operating   Officer,   DBIM  (2001  to
DB Hedge Strategies Fund LLC                                             present).  Formerly,  Chief Operating Officer,
25 DeForest Ave.                                                         Deutsche Asset  Management  (asset  management
Summit, New Jersey  07901                                                division of Deutsche  Bank) (2000 to 2001) and
(5/16/66)                                                                Global   Business   Manager,   Bankers   Trust
                                                                         (private banking) (1994 to 2000).
-----------------------------------------------------------------------------------------------------------------------
John T. Ferguson, Jr.                    Vice President                  Head  of  Product  Development,   DB  Absolute
DB Hedge Strategies Fund LLC                                             Return    Strategies    (2001   to   present).
25 DeForest Ave.                                                         Formerly,  Director and Fund  Manager,  Baltic
Summit, New Jersey  07901                                                Small Equity Fund/Small  Enterprise Assistance
(2/3/66)                                                                 Funds  (private  equity/venture  capital firm)
                                                                         (1998 to 2001).
-----------------------------------------------------------------------------------------------------------------------
Alexandra A. Toohey                      Treasurer, Principal Financial  Head of  Administration,  DB  Absolute  Return
DB Hedge Strategies Fund LLC             and Accounting Officer          Strategies   (2000  to   present).   Formerly,
25 DeForest Ave.                                                         Senior Manager,  Fortis Fund Services  Curacao
Summit, New Jersey  07901                                                NV (hedge fund administrator) (1994 to 2000).
(10/17/66)
-----------------------------------------------------------------------------------------------------------------------
Bruce A. Rosenblum                       Secretary                       Director,  Deutsche  Asset  Management  (asset
Deutsche Asset Management                                                management  division of  Deutsche  Bank) (2002
One South St.                                                            to   present).   Formerly,   Vice   President,
Baltimore, Maryland  21202                                               Deutsche  Asset  Management  (2000  to  2002);
(9/14/60)                                                                Partner,  Freedman, Levy, Kroll & Simonds (law
                                                                         firm) (1997 to 1999).
-----------------------------------------------------------------------------------------------------------------------

DB HEDGE STRATEGIES FUND LLC
DIRECTORS AND OFFICERS BIOGRAPHICAL DATA (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
Daniel O. Hirsch                         Assistant Secretary             Managing  Director,  Deutsche Asset Management
Deutsche Asset Management                                                (asset  management  division of Deutsche Bank)
One South St.                                                            (2002  to  present)  and  Director,   Deutsche
Baltimore, Maryland  21202                                               Global Funds Ltd.  (Cayman Islands fund) (2002
(3/27/54)                                                                to  present).   Formerly,  Director,  Deutsche
                                                                         Asset  Management  (1999 to 2002);  Principal,
                                                                         BT  Alex.  Brown  Incorporated  (now  Deutsche
                                                                         Bank  Securities  Inc.)  (financial   services
                                                                         firm) (1998 to 1999);  and  Assistant  General
                                                                         Counsel,    U.S.   Securities   and   Exchange
                                                                         Commission (1993 to 1998).
-----------------------------------------------------------------------------------------------------------------------
John H. Kim                              Assistant Secretary             Director,  Deutsche  Asset  Management  (asset
Deutsche Asset Management                                                management division of Deutsche Bank) (2001 to
25 DeForest Avenue                                                       present);  Senior  Associate,  Wilkie  Farr  &
Summit, New Jersey 07901                                                 Gallagher (law firm) (1995 to 2001).
(1/9/71)
-----------------------------------------------------------------------------------------------------------------------
Anthony Conte                            Assistant Treasurer             Head  of   Compliance,   DB  Absolute   Return
Deutsche Asset Management                                                Strategies   (2003   to   present);   Head  of
25 DeForest Avenue                                                       Business Risk, DB Absolute  Return  Strategies
Summit, New Jersey 07901                                                 (2001  to  2003);  Head  of  Asset  Management
(3/28/69)                                                                Compliance,  CIBC World Markets Corp. (1999 to
                                                                         2001).
-----------------------------------------------------------------------------------------------------------------------

The Fund's Statement of Additional Information ("SAI") has additional information about the Fund's Directors and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS

Not yet applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not yet applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

  (a)(1) Not applicable.

  (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

  (a)(3) Not applicable.

  (b) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)    DB Hedge Strategies Fund LLC
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Julian Sluyters
                         -------------------------------------------------------
                           Julian Sluyters, Chief Executive Officer
                           (principal executive officer)

Date                       November 24, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Julian Sluyters
                         -------------------------------------------------------
                           Julian Sluyters, Chief Executive Officer
                           (principal executive officer)

Date                       November 24, 2004
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Alexandra Toohey
                         -------------------------------------------------------
                           Alexandra Toohey, Treasurer
                           (principal financial officer)

Date                       November 24, 2004
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.